Obligations under Guarantees and Other Off-Balance Sheet Instruments	12 Months Ended
Mar. 31, 2011
Obligations under Guarantees and Other Off-Balance Sheet Instruments
Obligations under Guarantees and Other Off-Balance Sheet Instruments

22.    OBLIGATIONS UNDER GUARANTEES AND OTHER OFF-BALANCE SHEET INSTRUMENTS

Obligations under Guarantees

The MUFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protections, liquidity facilities, other off-balance sheet credit-related support and similar instruments, in order to meet the customers' financial and business needs. The table below summarizes the contractual or notional amounts with regard to obligations under guarantees and similar arrangements at March 31, 2010 and 2011. The contractual or notional amounts of these instruments represent the maximum potential amounts of future payments without consideration of possible recoveries under recourse provisions or from collateral held or pledged.

For certain types of derivatives, such as written interest rate options and written currency options, the maximum potential future payments are unlimited. Accordingly, it is impracticable to estimate the maximum potential amount of future payments. As such, the notional amounts of the related contracts, other than the maximum potential payments, are included in the table.

The MUFG Group mitigates credit risk exposure resulting from guarantees by utilizing various techniques, including collateralization in the form of cash, securities, and real properties based on management's credit assessment of the guaranteed parties and the related credit profile. In order to manage the credit risk exposure, the MUFG Group also enters into sub-participation contracts with third parties who will fund a portion of the credit facility and bear its share of the loss to be incurred in the event that the borrower fails to fulfill its obligations. The following table includes guarantees of ¥195.7 billion and ¥147.3 billion at March 31, 2010 and 2011, respectively, which are participated out to third parties. The contractual or notional amounts summarized in the following table do not necessarily bear any direct relationship to the future actual credit exposure, primarily because of those risk management techniques.

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2010:		Less than 1 year	1-5 years	Over 5 years
	(in billions)
Standby letter of credit and financial guarantees	¥4,223	¥2,147	¥1,036	¥1,040
Performance guarantees	2,242	1,438	682	122
Derivative instruments	81,244	29,371	48,502	3,371
Guarantee for repayment of trust principal	1,104	89	1,007	8
Liabilities of trust accounts	4,326	3,393	293	640
Others	183	180	1	2

Total	¥93,322	¥36,618	¥51,521	¥5,183

	Maximum potential/ Contractual or Notional amount	Amount by expiration period
At March 31, 2011:		Less than 1 year	1-5 years	Over 5 years
	(in billions)
Standby letter of credit and financial guarantees	¥3,592	¥1,636	¥1,052	¥904
Performance guarantees	2,213	1,524	537	152
Derivative instruments	152,663	55,469	86,586	10,608
Liabilities of trust accounts	4,931	4,066	326	539
Others	130	130	—	—

Total(1)	¥163,529	¥62,825	¥88,501	¥12,203

Note

(1)	Effective April 1, 2010, the MUFG Group adopted new guidance that amends the accounting for consolidation of VIEs. As a result, there were no obligations under guarantees for repayment of trust principal at March 31, 2011. See Note 23 for further discussion of the adoption of the new guidance.

Nature of Guarantee Contracts

Standby letters of credit and financial guarantees generally include an obligation of an issuer or a designated third-party to guarantee the performance of the customer to the beneficiary under the terms of contracts such as lending contracts and other similar financial transactions. The MUFG Group is required to make payments to the guaranteed parties in the event that the customers fail to fulfill the obligations under the contracts. The guarantees whose contractual maturities are over 5 years are mainly comprised of guarantees of housing loans.

Performance guarantees are the contracts that contingently require the MUFG Group to make payments to the guaranteed party based on another party's failure to perform under an obligating agreement, except financial obligation. For example, performance guarantees include guarantees of completion of construction projects.

Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps. In order for the MUFG Group to determine if those derivative instruments meet the definition of guarantees as prescribed in the guidance on guarantees, the MUFG Group tracks whether the counterparties are actually exposed to the losses that will result from the adverse change in the underlyings. Accordingly, the MUFG Group has disclosed information on all credit default swaps and certain written options for which there is a possibility of meeting the definition of guarantees as prescribed in the guidance on guarantees, regardless of whether the counterparties have assets or liabilities related to the underlyings of the derivatives. However, credit derivatives sold by the MUFG Group at March 31, 2010 and 2011 are excluded from this presentation, as they are disclosed in Note 21.

Guarantees for the repayment of trust principal include guarantees which the MUFG Group provided for the repayment of principal of certain types of trust products, including certain jointly operated designated money in trusts and loan trusts. The MUFG Group manages and administers trust assets in a capacity of agent or fiduciary on behalf of its customers and trust assets are segregated from the assets of the MUFG Group, which keeps separate records for the trust activities. The MUFG Group, in principle, does not assume any risks associated with the trust assets under management, however, as permitted by applicable laws, the MUFG Group provides guarantees for the repayment of principal of such trust products. While the contract amount of such guarantees for repayment of trust principal at March 31, 2010 was ¥1,104 billion, it was nil at March 31, 2011. The decrease in its amount was due to the consolidation of certain jointly operated designated money in trust on adoption of new guidance that amended the accounting for the consolidation of VIEs, and due to the redemption of matured loan trusts which were no longer provided. See Note 23 for further discussion of the adoption of the new guidance.

Liabilities of trust accounts represent the trustee's potential responsibility for temporary payments to creditors of liabilities of trust accounts making use of funds of the MUFG Group, unless there are the certain agreements with trust creditors that have provisions limiting the MUFG Group's responsibility as a trustee to the trust account assets. A trust may incur external liabilities to obtain certain services during the terms of the trust arrangement. While, in principle, any liabilities of a trust are payable by the trust account and its beneficiaries, a trustee's responsibility may be interpreted to encompass temporary payments for the trust account liabilities when the trust account does not maintain sufficient liquidity available for such liabilities unless the agreement with trust creditors does not limit the trustee's responsibility to the trust account assets. At March 31, 2010 and 2011, there were liabilities of ¥4,326 billion and ¥4,931 billion, respectively, in the segregated records of trust accounts including the amounts related to liabilities with provisions limiting trustee responsibility. Liabilities of trust accounts principally included obligations to return collateral under security lending transactions. The MUFG Group has experienced no significant losses on such responsibilities and its exposure to the risk associated with the temporary payments is judged to be remote because trust account liabilities are generally covered by the corresponding trust account assets; the MUFG Group continuously monitors the liabilities of trust accounts and assesses the trust account's ability to perform its obligations to prevent any unfavorable outcomes; and the MUFG Group claims its recourse for its temporary payments against the trust account assets and the beneficiaries.

Other includes security lending indemnifications. Security lending indemnifications are the indemnifications for institutional customers of securities lending transactions against counterparty default. All lending transactions are collateralized, primarily by cash.

Carrying Amount

At March 31, 2010 and 2011, the carrying amounts of the liabilities related to guarantees and similar instruments set forth above were ¥1,171,417 million and ¥1,904,425 million, respectively, which are included in Other liabilities and Trading account liabilities. However, credit derivatives sold by the MUFG Group at March 31, 2010 and 2011 are excluded from this presentation, as they are disclosed in Note 21. In addition, Other liabilities also include an allowance for off-balance sheet instruments of ¥41,991 million and ¥38,582 million at March 31, 2010 and 2011, respectively, related to these transactions.

Performance Risk

The MUFG Group monitors the performance risk of its guarantees using the same credit rating system utilized for estimating probabilities of default within its loan portfolio. The MUFG Group credit rating system is consistent with both the method of evaluating credit risk under Basel II and those of third-party credit rating agencies. On certain underlying referenced credits or entities, ratings are not available. Such referenced credits are included in the "Not rated" category.

Presented in the table below is the maximum potential amount of future payments classified based upon internal credit ratings as of March 31, 2010 and 2011. The determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. Such amounts bear no relationship to the anticipated losses, if any, on these guarantees.

		Amount by borrower grade
At March 31, 2010:	Maximum potential/ Contractual or Notional amount	Normal	Close watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥4,223	¥3,876	¥301	¥17	¥29
Performance guarantees	2,242	2,173	55	2	12

Total	¥6,465	¥6,049	¥356	¥19	¥41

		Amount by borrower grade
At March 31, 2011:	Maximum potential/ Contractual or Notional amount	Normal	Close watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,592	¥3,356	¥215	¥13	¥8
Performance guarantees	2,213	2,147	49	2	15

Total	¥5,805	¥5,503	¥264	¥15	¥23

Notes:

(1)	Borrowers classified as "Close watch" require close monitoring due to one or more of the following conditions: problems with meeting their financial obligations (e.g., principal repayments or interest payments in arrears), poor or fluctuating business performance, unfavorable financial condition of their businesses, and difficulties in fulfilling loan obligations.
(2)	Borrowers classified as "Likely to become Bankrupt or Legally/Virtually Bankrupt" represent those that have a higher probability of default than Close watch due to major debt repayment problems or borrower's legal or virtual bankruptcy and are subject to specific procedures, such as legal liquidation, business suspention, winding up of business, and private liquidation.

The guarantees the MUFG Group does not classify based upon internal credit ratings are as follows.

The MUFG Group records all derivative contracts at fair value. Aggregate market risk limits have been established, and market risk measures are routinely monitored against these limits. The MUFG Group also manages its exposure to these derivative contracts through a variety of risk mitigation strategies, including, but not limited to, offsetting economic hedge positions. The MUFG Group expects the risk of loss to be remote and believes that the notional amounts of the derivative contracts generally exceed its exposure.

Guarantees for the repayment of trust principal include guarantees which the MUFG Group provides for the repayment of principal of certain types of trust products, including certain jointly operated designated money in trusts and loan trusts. The MUFG Group stably manages and administers such trust products with attention to risk and the profitability of trust assets. Management believes that the MUFG Group will not incur any losses on the guarantees. Effective April 1, 2010, the MUFG Group adopted new guidance that amends the accounting for consolidation of VIEs. As a result, there were no obligations under guarantees for repayment of trust principal at March 31, 2011.

Liabilities of trust accounts represent the trustee's potential responsibility for temporary payments to creditors of liabilities of trust accounts making use of funds of the MUFG Group. The MUFG Group has experienced no significant losses on such responsibilities and its exposure to the risk associated with the temporary payments is judged to be remote because trust account liabilities are generally covered by the corresponding trust account assets.

The MUFG Group conducts securities lending transactions for institutional customers as a fully disclosed agent. At times, securities lending indemnifications are issued to guarantee that a security lending customer will be made whole in the event the borrower does not return the security subject to the lending agreement and collateral held is insufficient to cover the market value of the security. All lending transactions are collateralized, primarily by cash. At March 31, 2011, the MUFG Group had no exposure that would require it to pay under this securities lending indemnification, since the collateral market value exceeds the securities lent.

Other Off-balance Sheet Instruments

In addition to obligations under guarantees and similar arrangements set forth above, the MUFG Group issues other off-balance sheet instruments to meet the financial needs of its customers and for purposes other than trading. Such off-balance sheet instruments consist of lending-related commitments, including commitments to extend credit and commercial letters of credit that the MUFG Group provides to meet the financing needs of its customers. Once the MUFG Group issues these financial instruments, the MUFG Group is required to extend credit to or make certain payments to the customers or beneficiaries specified pursuant to the underlying contracts unless otherwise provided in the contracts. Since many of these commitments expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. At March 31, 2011, approximately 74% of these commitments will expire within one year, 25% from one year to five years and 1% after five years. The table below summarizes the contractual amounts with regard to these commitments at March 31, 2010 and 2011:

	2010	2011
	(in billions)
Commitments to extend credit	¥61,020	¥62,141
Commercial letters of credit	628	641
Commitments to make investments	126	113
Other	6	16

Commitments to extend credit, which generally have fixed expiration dates or other termination clauses, are legally binding agreements to lend to customers. Commitments are different from guarantees in that the commitments are generally revocable or have provisions that enable the MUFG Group to avoid payments in the event of violations of any conditions of the contracts and certain deterioration of the potential borrowers' financial condition. Commitments to extend credit may expire without being drawn upon. Therefore, the total commitment amounts do not necessarily represent future cash requirements.

Commercial letters of credit, used for facilitating trade transactions, are generally secured by underlying goods. The MUFG Group continually monitors the type and amount of collateral and other security, and requires counterparties to provide additional collateral or guarantors as necessary.

Commitments to make investments are legally binding contracts to make additional contributions to corporate recovery or private equity investment funds in accordance with limited partnership agreements. Some of these funds, in which the MUFG Group has significant variable interests, are described in Note 23.